SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT [Abstract]
SHORT-TERM BANK CREDIT
NOTE 8:-	SHORT-TERM BANK CREDIT

a.	Classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2011	2012	2011	2012
	%

In or linked to NIS	4.69	3	$5,264	$5,358
In or linked to Euro	8.36	-	93	-

			$5,357	$5,358
Weighted average interest rates at the end of the year	4.75	3

b.	Credit lines:

	December 31,
	2011	2012

Short-term bank credit	$5,357	$5,358
Long-term bank credit	71	39
Performance guarantees	8,491	5,986

	13,909	11,383

Unutilized credit lines	10,762	17,204

Total authorized credit lines	$24,671	$28,587

c.
The Company's Canadian subsidiary has undertaken to maintain general covenants and the following financial ratios and terms in respect of its outstanding credit lines: a quick ratio of not less than 1.25:1; a ratio of total liabilities to tangible net worth of not greater than 0.75:1; and tangible net worth of at least $10,000. As of December 31, 2012, the Company's Canadian subsidiary was in compliance with the ratios and terms.

d.	For charges, see Note 11g.